Schedule of Components Other Payables (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Other Liabilities Disclosure [Abstract]
Accruals for operating expenses	$ 285,879	$ 2,224,964	$ 2,013,700
Salary payable	269,030	2,093,828	1,456,681
Total other payables	$ 554,909	$ 4,318,792	$ 3,470,381